INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES [abstract]
Schedule of investments in associates
	2019	2020
	RMB’000	RMB’000

Share of net assets	174,686	196,848
Less: provision for impairment	-	-
	174,686	196,848

Schedule of movement of investments in associates
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Beginning of the year	174,548	181,725	174,686
Share of results after tax	7,177	(7,039)	22,162
End of the year	181,725	174,686	196,848

Schedule of principal associates
Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities

Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng")	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu")	49%	RMB64,000,000	Construction of railroad properties

Schedule of summarized balance sheets of associates
	Tiecheng		Shentu
	2019	2020	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000

Current assets	77,732	93,571	1,612,909	1,974,930
Non-current assets	361,864	373,860	12,941	10,209
Total assets	439,596	467,431	1,625,850	1,985,139

Current liabilities	223,295	221,928	1,485,647	1,828,909

Equity	216,301	245,503	140,203	156,230

Share of net assets	105,987	120,296	68,699	76,552

Carrying amount of interest in associates	105,987	120,296	68,699	76,552

Schedule of summarized comprehensive income statements of associates

	Tiecheng			Shentu
	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	45,017	45,673	43,241	851,701	1,222,250	1,519,711
Net profit/(loss)	11,039	(23,350)	29,202	3,608	8,986	16,027

Total comprehensive income for the year	11,039	(23,350)	29,202	3,608	8,986	16,027

Schedule of reconciliation of summarized financial information
	Tiecheng			Shentu			Total
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Opening net assets	228,612	239,651	216,301	127,609	131,217	140,203	356,221	370,868	356,504
Profit/(loss) for the year	11,039	(23,350)	29,202	3,608	8,986	16,027	14,647	(14,364)	45,229
Closing net assets	239,651	216,301	245,503	131,217	140,203	156,230	370,868	356,504	401,733
Percentage of ownership interest	49%	49%	49%	49%	49%	49%	49%	49%	49%
Carrying value	117,429	105,987	120,296	64,296	68,699	76,552	181,725	174,686	196,848